Risk Report - Credit Risk Management IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2021
Credit Risk Management [Abstract]
Forward-looking information applied [table text block]
Forward-looking information applied
	December 31, 2021¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,764.58	1,696.51
Commodity - WTI	73.19	68.21
Credit - CDX Emerging Markets	231.80	268.64
Credit - CDX High Yield	353.42	399.62
Credit - CDX IG	59.53	63.98
Credit - High Yield Index	3.95	4.46
Credit - ITX Europe 125	61.37	69.93
Equity - MSCI Asia	1,543	1,514
Equity - Nikkei	29,673	30,764
Equity - S&P500	4,777	5,033
GDP - Developing Asia	3.78%	6.26%
GDP - Emerging Markets	3.72%	5.38%
GDP - Eurozone	4.67%	2.91%
GDP - Germany	3.35%	2.86%
GDP - Italy	5.17%	2.33%
GDP - USA	4.46%	2.79%
Real Estate Prices - US CRE Index	348.86	377.26
Unemployment - Eurozone	7.41%	7.07%
Unemployment - Germany	3.13%	2.83%
Unemployment - Italy	9.18%	8.92%
Unemployment - Japan	2.73%	2.53%
Unemployment - Spain	14.26%	13.66%
Unemployment - USA	4.05%	3.68%

[1] MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below.
[2] Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023.
December 31. 2020¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)	Year 3 (4 quarter avg)
Credit - ITX Europe 125	52.81	−	−
FX - EUR/USD	1.20	−	−
GDP Eurozone	1.38%	4.37%	2.32%
GDP Germany	1.54%	4.01%	2.08%
GDP Italy	1.92%	3.80%	1.93%
GDP USA	2.80%	3.35%	2.29%
Rate - US Treasury 2y	0.17%	–	−
Unemployment - Eurozone	8.86%	8.35%	7.94%
Unemployment - Germany	4.30%	3.95%	3.72%
Unemployment - Italy	10.65%	10.38%	9.85%
Unemployment - Spain	17.89%	16.32%	15.49%
Unemployment - USA	6.40%	5.19%	4.46%

[1] Rates, FX and credit spreads as per December 7 release; GDP, unemployment forecasts updated per December 16.
[2] Year 1 equals fourth quarter of 2020 to third quarter of 2021, Year 2 equals fourth quarter of 2021 to third quarter of 2022.

Development of overlays from previous year to current year [table text block]
Development of overlays from December 31, 2020 to December 31, 2021
in € m. (unless stated otherwise)		Overlays as of December 31, 2020	Discontinued overlays	New Overlays	Overlays as of December 31, 2021
Overlay description	Impact on
3y averaging of specific MEVs	All financial assets in Stage 1 and 2	(104)	104	0	0
COVID-19 related downside risks	All financial assets in Stage 1 and 2	130	(130)	0	0
Construction Risk following increased prices for building materials	Mortgage portfolios in Private Bank in Stage 1 and 2	0	0	15	15
Model calibration (MEV outside calibrated range of the FLI model)	All financial assets in Stage 1 and 2	0	0	56	56
Recalibrations required due to the new Definition of Default	Financial assets primarily in Private Bank in Stage 3	0	0	(57)	(57)
Total		26	(26)	14	14

Sensitivities of forward-looking information Group [Abstract]
Sensitivities of forward-looking information Group [table text block]
IFRS 9 – Sensitivities of Forward-Looking Information – Group Level
	December 31, 2021
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(49.4)	(1)pp	55.5
Unemployment rates	(0.5)pp	(23.8)	0.5pp	25.4
Real estate prices	5%	(3.9)	(5)%	4.2
Equities	10%	(7.2)	(10)%	9.4
Credit spreads	(40)%	(20.9)	40%	23.5
Commodities¹	10%	(15.0)	(10)%	16.2

[1] Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g. GDP shifts from 3 % to 4% // 1% (percentage change), e.g. Real estate price shifts from 100 to 101.
	December 31, 2020
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(93.5)	(1)pp	99.1
Unemployment rates	(0.5)pp	(49.9)	0.5pp	56.4

Sensitivities of forward-looking information on Stage 1 and Stage 2 Corporate Bank [table text block]
IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Corporate Bank
	December 31, 2021
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(12.5)	(1)pp	13.7
Unemployment rates	(0.5)pp	(8.9)	0.5pp	9.6
Real estate prices	5%	(0.5)	(5)%	0.5
Credit spreads	(40)%	(4.3)	40%	4.9
Commodities¹	10%	(4.5)	(10)%	5.0

¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.

Sensitivities of forward-looking information on Stage 1 and Stage 2 Investment Bank [table text block]
IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Investment Bank
	December 31, 2021
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(24.5)	(1)pp	27.7
Unemployment rates	(0.5)pp	(3.7)	0.5pp	4.2
Real estate prices	5%	(3.4)	(5)%	3.6
Equities	10%	(2.4)	(10)%	3.1
Credit spreads	(40)%	(14.4)	40%	15.8
Commodities¹	10%	(10.1)	(10)%	10.8

¹Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.

Sensitivities of forward-looking information on Stage 1 and Stage 2 Private Bank [table text block]
IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 - Private Bank
	December 31, 2021
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(10.0)	(1)pp	10.7
Unemployment rates	(0.5)pp	(9.7)	0.5pp	9.8

Legislative and non-legislative moratoria and public guarantee schemes in light of COVID-19 Pandemic [Abstract]
Overview of active and expired moratoria, forbearance measures and guarantee schemes in light of COVID-19 pandemic [table text block]
Overview of active and expired moratoria, forbearance measures and guarantee schemes in light of COVID-19 pandemic
	Dec 31, 2021			Dec 31, 2020
in € m.	Loans and advances subject to EBA-compliant moratoria	Loans and advances subject to COVID-19-related forbearance measures	Newly originated loans and advances subject to public guarantee schemes in the context of the COVID-19 crisis[1]	Loans and advances subject to EBA-compliant moratoria	Other loans and advances subject to COVID-19-related forbearance measures	Newly originated loans and advances subject to public guarantee schemes in the context of the COVID-19 crisis
Corporate Bank	519	2,466	2,322	610	2,956	2,362
Investment Bank	108	3,501	60	107	4,353	60
Private Bank	6,357	928	1,570	7,499	1,114	1,124
Capital Release Unit	384	2	0	433	0	0
Total	7,368	6,897	3,952	8,649	8,424	3,546

[1] Excluding € 0.3 billion as of December 31, 2021 and € 0.3 billion as of December 31, 2020 which qualify for derecognition as these loans meet the pass-through criteria for financial instruments under IFRS 9.

Breakdown of COVID-19 related measures by stages [table text block]
Breakdown of COVID-19 related measures by stages
	Dec 31, 2021
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	5,381	(10)	3,330	(6)	3,079	(2)
Stage 2	1,288	(30)	2,602	(31)	770	(9)
Stage 3	698	(162)	965	(122)	103	(14)
Total	7,368	(202)	6,897	(158)	3,952	(25)

	Dec 31, 2020
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	6,464	(23)	5,746	(18)	3,135	(3)
Stage 2	1,872	(63)	1,994	(54)	360	(4)
Stage 3	313	(69)	684	(80)	51	(4)
Total	8,649	(155)	8,424	(152)	3,546	(11)